ACCOUNTING CHANGES	12 Months Ended
Dec. 31, 2014
Accounting Changes and Error Corrections [Abstract]
ACCOUNTING CHANGES
ACCOUNTING CHANGES

Changes in Accounting Policies for 2014
Obligations resulting from joint and several liability arrangements
In February 2013, the FASB issued guidance for recognizing, measuring, and disclosing obligations resulting from joint and several liability arrangements when the total amount of the obligation is fixed at the reporting date. Debt arrangements, other contractual obligations, and settled litigation and judicial rulings are examples of these obligations. This new guidance was effective January 1, 2014 and there was no material impact on the Company’s consolidated financial statements as a result of applying this new standard.
Foreign currency matters - cumulative translation adjustment
In March 2013, the FASB issued amended guidance related to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a business. This new guidance was applied prospectively from January 1, 2014 and there was no material impact on the Company’s consolidated financial statements as a result of applying this new standard.
Unrecognized tax benefit
In July 2013, the FASB issued amended guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. This new guidance was effective January 1, 2014. There was no material impact on the Company's consolidated financial statements as a result of applying this new standard.
Future Accounting Changes
Reporting discontinued operations
In April 2014, the FASB issued amended guidance on the reporting of discontinued operations. The criteria of what will qualify as a discontinued operation has changed and there are expanded disclosures required. This new guidance is effective from January 1, 2015 and will be applied prospectively. The Company does not expect the adoption of this new standard to have a material impact on its consolidated financial statements.
Revenue from contracts with customers
In May 2014, the FASB issued new guidance on revenue from contracts with customers. This guidance supersedes the current revenue recognition requirements and most industry-specific guidance. This new guidance requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. This new guidance is effective from January 1, 2017 with two methods in which the amendment can be applied: (1) retrospectively to each prior reporting period presented, or (2) retrospectively with the cumulative effect recognized at the date of initial application. Early application is not permitted. The Company is currently evaluating the impact of the adoption of this ASU and has not yet determined the effect on its consolidated financial statements.